Expense Example {- Fidelity New Millennium ETF} - 09.30 Fidelity Active ETFs Combo Pro-02 - Fidelity New Millennium ETF - Fidelity New Millennium ETF	Dec. 01, 2020 USD ($)
Expense Example:
1 year	$ 60
3 years	$ 189